Subsequent Events	9 Months Ended
Sep. 30, 2018
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

On October 4, 2018 the Company received a notice from the New York Stock Exchange (the “NYSE”) that the Company had fallen below the NYSE’s continued listing standards relating to minimum average global market capitalization and total stockholders’ investment, which require that either its average global market capitalization be not less than $50 million over a consecutive 30 trading day period, or its total stockholders’ investment be not less than $50 million.

Pursuant to the NYSE continued listing standards, the Company timely notified the NYSE that it intends to submit a plan to the NYSE demonstrating how it intends to regain compliance with the continued listing standards within the required 18-month timeframe. The Company has 45 days to submit its plan to the NYSE. Upon receipt of the plan, the NYSE has 45 days to review and determine whether the Company has made a reasonable demonstration of its ability to come into conformity with the relevant continued listing standards within the 18-month cure period. During this process and during the 18-month cure period, the Company’s shares will continue to be listed and traded on the NYSE, subject to the Company’s compliance with other listing standards. The NYSE notification does not affect the Company’s business operations or its SEC reporting requirements.

The Company expects that the plan it will submit to the NYSE will include a discussion of the previously announced rights offering to existing holders of the Company’s common stock, which the Company believes would bring it into compliance with the NYSE’s continued listing standards relating to minimum average global market capitalization and total stockholders’ investment.

On October 12, 2018, the Company received a notice from the NYSE that it had fallen below the NYSE’s continued listing standard related to price criteria for common stock, which requires the average closing price of the Company’s common stock to equal at least $1.00 per share over a 30 consecutive trading day period. Pursuant to the NYSE listing standards, the Company timely notified the NYSE that it intends to cure the deficiency and regain compliance with the continued listing standard.

The Company has six months from its receipt of the notice to regain compliance with this listing standard. The Company can regain compliance with the standard if, on the last trading day of any calendar month during the six-month period following receipt of the notice or on April 12, 2019, which is the date that is six months following receipt of the notice, the Company’s common stock has a closing price of at least $1.00 per share and an average closing price of at least $1.00 per share over the previous 30 consecutive trading day period.

During the six-month cure period, the Company’s shares of common stock will continue to be listed and traded on the NYSE, subject to the company’s compliance with other listing standards. The NYSE notification does not affect the company’s business operations or its SEC reporting requirements.